Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Property, Plant and Equipment, Net [Line Items]
Total Property, equipment and software	¥ 65,856		¥ 54,959
Less: Accumulated depreciation and amortization	(50,464)		(50,801)
Total Property, equipment and software, net	15,392	$ 2,108	4,158
Buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total Property, equipment and software	13,084		1,158
Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total Property, equipment and software	46,310		46,310
Furniture and office equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total Property, equipment and software	2,439		2,547
Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total Property, equipment and software	1,133		1,357
Properties Held for Lease [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total Property, equipment and software	¥ 2,890		¥ 3,587